Non-Cash Stock Compensation Expense (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Feb. 01, 2014	Feb. 02, 2013	Jan. 28, 2012
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Non-Cash Stock Compensation tax benefit	$ 5.1	$ 1.0	$ 2.3